DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Direct Operating Costs [Abstract]
Operations, maintenance and administration	$ 567	$ 553	$ 396
Water royalties, property taxes and other	161	149	119
Fuel and power purchases	226	313	15
Energy marketing fees	24	23	22
Direct operating costs, net	$ 978	$ 1,038	$ 552